Basis of presentation and accounting policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) item $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Jan. 01, 2020 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2016 $ / shares shares
Disclosure of subsidiaries [line items]
Recognized a translation loss	$ 24,800,000	$ 247,700,000	$ 25,600,000
Number of airports | item	52
Number of shares authorised | shares						20,000
Nominal value of shares authorised | $ / shares	$ 1		$ 1			$ 1
Value of shares authorised	$ 160,000	160,000	$ 1,500,000,000
Percentage of entity's revenue assigned to Government	15.00%
Percentage of entity's revenue assigned to investments commitments	2.50%
Price Index	$ 283.44	184.25
Conversion factor derived from indexes	1.54	1.48
Lease commitments	8,927,000			$ 13,549,000
Right-of-use assets	8,380,000			11,846,000	$ 11,846,000
Borrowing	1,208,344,000	$ 1,126,658,000	$ 1,486,445,000
Lease liabilities	$ 8,927,000			$ 13,549,000
IFRS 16
Disclosure of subsidiaries [line items]
Lease commitments					$ 13,549,000
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16					5.20%
Lease liabilities					$ 13,549,000
IFRS 16 | Change in accounting policy
Disclosure of subsidiaries [line items]
Lease commitments					13,549,000
Right-of-use assets					11,846,000
Prepayments					12,000
Borrowing					1,715,000
Lease liabilities					$ 13,549,000
Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of subsidiaries [line items]
Percentage of direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011	9.35%
Number of airports | item	35
Corporacion America Italia S A [Member]
Disclosure of subsidiaries [line items]
Percentage of majority stake owned	62.28%